ACQUISITIONS	12 Months Ended
Jan. 02, 2016
ACQUISITION
ACQUISITION

NOTE 2:  ACQUISITION

On February 5, 2014, the Company, through its Kate Spade, LLC and Kate Spade Hong Kong Ltd. subsidiaries, reacquired existing KATE SPADE businesses in Southeast Asia from Globalluxe for a purchase price of $32.3 million, including $2.3 million for working capital and other previously agreed adjustments. The Company's distribution partner operates the KATE SPADE businesses in Singapore, Malaysia, Indonesia and Thailand through distribution agreements and funded approximately $1.5 million to Globalluxe to acquire operating assets in those regions. Globalluxe and its distribution partners operated six stores and one concession in Hong Kong, one concession in Taiwan, one store in Macau, two stores and one concession in Singapore, two stores in Malaysia, three stores and one concession in Indonesia, and two stores and six concessions in Thailand. Prior to the acquisition from Globalluxe, the Company maintained wholesale distribution to Globalluxe. Following the transaction, the Company maintains wholesale distribution to distributors who operate the businesses in Singapore, Malaysia, Indonesia and Thailand. Since the date of the acquisition, the Company has directly owned and operated the businesses in Hong Kong, Macau and Taiwan and continued to do so until the conversion of those businesses to a joint venture with Walton Brown in the first quarter of 2015.

The allocation of the purchase price to the assets acquired and liabilities assumed was based upon the estimated fair values at the date of acquisition. The excess of the purchase price over the net tangible and identifiable intangible assets is reflected as goodwill. Accordingly, the Company recorded $21.8 million of goodwill, which is reflected in the KATE SPADE International reportable segment until the businesses in Hong Kong, Macau and Taiwan were converted to the joint venture with Walton Brown, at which time $16.0 million of such goodwill was reclassified to Investment in unconsolidated subsidiaries.

The following table summarizes the estimated fair values of the assets acquired as of the acquisition date:

In thousands
Assets acquired:
Current assets	$3,549
Property and equipment, net	1,267
Goodwill and intangibles, net(a)	26,592
Other assets	860

Total assets acquired	$32,268

(a)

In the first quarter of 2015, $16.0 million of the goodwill related to the KATE SPADE businesses in Hong Kong, Macau and Taiwan was reclassified to Investment in unconsolidated subsidiaries upon closing of the KS HMT joint venture with Walton Brown (see Note 1 — Basis of Presentation and Significant Accounting Policies).

The following table presents details of the acquired intangible assets:

In thousands	Useful Life	Estimated Fair Value
Reacquired distribution rights	1.7 years	$4,500
Retail customer list	3 years	256